EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
2008 Stock Incentive Plan
EMPLOYEE BENEFIT PLANS
Shares available under the plan	16,000,000
Stock Options
EMPLOYEE BENEFIT PLANS
Expiration period from the date of grant (in years)	P10Y
Portion of awards vesting on each of the first three anniversary dates of the grant (as a percent)	33.00%
Vesting period (in years)	3 years
Restricted Stock Units
EMPLOYEE BENEFIT PLANS
Contractual right to receive shares of common stock for a stock based award	1
Portion of awards vesting on each of the first three anniversary dates of the grant (as a percent)	33.00%
Vesting period (in years)	3 years
Continuing operations
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	$ 8	$ 7